SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
Summary of the Company's restricted shares award ("RSUs") issued under 2011 Plan

	Number of	Weighted average grant
	ordinary shares	date fair value
		(US$)

Outstanding, January 1, 2018	2,223,468	0.14

Expected to vest at January 1, 2018	2,223,468	0.14

Granted	480,000	0.07
Vested	(1,503,212)	0.35
Forfeited	(560,256)	0.43

Outstanding, December 31, 2018	640,000	0.07

Expected to vest at December 31, 2018	640,000	0.07

Granted	—
Vested	(320,000)	0.07
Forfeited	(160,000)	0.07

Outstanding, December 31, 2019	160,000	0.07

Expected to vest at December 31, 2019	160,000	0.07

Schedule of total compensation expense relating to all options and RSUs recognized

	For the years ended December 31,
	2017	2018	2019
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	490	551	211	30
Sales and marketing expenses	254	220	83	12
General and administration expenses	9,630	2,262	1,114	161
Research and development expenses	562	1,124	483	69

	10,936	4,157	1,891	272

Employees
SHARE-BASED COMPENSATION
Summary of entity's share option activity

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	Exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2018	25,113,357	0.14	7.26	586

Vested and expected to vest at January 1, 2018	25,113,357	0.14	7.26	586

Granted	17,600,000	0.06
Exercised	(1,096,896)	0.08
Forfeited	(4,247,232)	0.06

Outstanding, December 31, 2018	37,369,229	0.11	7.81	2

Vested and expected to vest at December 31, 2018	37,369,229	0.11	7.81	2

Exercisable at December 31, 2018	16,222,688	0.17	5.93	2

Granted	—	—
Exercised	(44,000)	0.08
Forfeited	(6,143,024)	0.16

Outstanding, December 31, 2019	31,182,205	0.10	7.23	1.35

Vested and expected to vest at December 31, 2019	31,182,205	0.10	7.23	1.35

Exercisable at December 31, 2019	20,119,147	0.10	7.10	1.35